LOSSES PER SHARE (Schedule of Computation of Basic and Diluted Losses Per Share)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss for basic loss per share	$ (11,094)	$ (14,083)	$ (13,628)
Loss in respect to change in fair value of research and development funding arrangement	(1,295)		(16)
Net loss for basic loss per share	$ (12,389)	$ (14,083)	$ (13,644)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	47,808,855	38,869,438	35,844,496
Dilutive average number of ordinary shares in respect to research and development funding arrangement	578,208		404,766
Weighted average number of ordinary shares used in computing diluted net loss per share	48,387,063	38,869,438	36,249,262
Diluted earnings per ordinary share	$ (0.26)	$ (0.36)	$ (0.38)